Long-Term Debt (Details 7) (Land, equipment and other obligations, USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012
Long-Term Debt
New obligations incurred	$ 5.8	$ 4.4
Amount outstanding	7.5	8.2
Interest rate (as a percent)	3.50%	7.30%
Number of revenue bonds	4
Face amount of debt	25.3
Transferable letters of credit	5.4	10.6
Cash overdrafts liability	2.2
Remaining obligations	$ 3.9	$ 4.2
Weighted average interest rate (as a percent)	5.60%	4.40%
Minimum
Long-Term Debt
Effective interest rate (as a percent)	0.23%	0.28%
Maximum
Long-Term Debt
Effective interest rate (as a percent)	0.41%	0.46%